CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS:
Property, plant and equipment	₽ 311,250	₽ 284,804
Investment property	2,498	1,889
Right-of-use assets	132,343	130,503
Goodwill	42,819	38,041
Other intangible assets	100,132	90,103
Investments in associates and joint ventures	8,735	8,555
Other investments	4,591	9,488
Deferred tax assets	11,683	8,778
Accounts receivable, related parties	5,000	5,209
Trade accounts receivable	1,898	2,163
Bank deposits and loans to customers	118,342	63,992
Other financial assets	7,437	7,575
Other assets	5,790	5,749
Total non-current assets	752,518	656,849
CURRENT ASSETS:
Inventories	18,981	15,204
Trade and other receivables	37,897	32,868
Accounts receivable, related parties	2,287	8,980
Bank deposits and loans to customers	87,594	52,676
Short-term investments	28,972	23,434
Advances paid and prepaid expenses	3,452	4,288
VAT receivable	11,746	8,877
Income tax assets	2,021	4,660
Assets held for sale	549	667
Cash and cash equivalents	40,590	85,405
Other financial assets	27,349	23,975
Other assets	1,862	1,320
Total current assets	263,300	262,354
TOTAL ASSETS	1,015,818	919,203
EQUITY:
Common stock	200	200
Treasury stock	(96,195)	(74,990)
Additional paid-in capital	619	89
Retained earnings	94,935	94,391
Accumulated other comprehensive income	10,207	9,010
Equity attributable to owners of the Company	9,766	28,700
Non-controlling interests	4,838	3,990
Total equity	14,604	32,690
NON-CURRENT LIABILITIES:
Borrowings	350,300	395,143
Lease obligations	135,800	134,637
Bank deposits and liabilities	14,313	1,883
Deferred tax liabilities	17,901	19,191
Provisions	7,288	5,128
Contract liabilities	977	717
Other financial liabilities	180	14
Other liabilities	1,035	1,186
Total non-current liabilities	527,794	557,899
CURRENT LIABILITIES:
Trade and other payables	72,078	56,017
Accounts payable, related parties	4,107	3,146
Contract liabilities	22,621	21,125
Borrowings	111,839	34,125
Lease obligations	18,709	16,177
Bank deposits and liabilities	207,055	165,794
Income tax liabilities	768	753
Provisions	17,479	13,460
Other financial liabilities	202	1,109
Other liabilities	18,562	16,908
Total current liabilities	473,420	328,614
TOTAL EQUITY AND LIABILITIES	₽ 1,015,818	₽ 919,203